AUL American Unit Trust
           Annual Report
           December 31, 1995
 asxc

This report may be used as sales literature only when accompanied or preceded by
effective prospectuses of AUL American Series Fund, Inc. and AUL American Unit Trust, which relate sales expense and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Unit Trust
Last year was a spectacular year for the equity and bond markets.
Domestic stocks
were driven by modest economic growth, low inflation, declining interest rates andprofit expansion. Meanwhile, baby boomers helped contribute to the market surge by investing in retirement products. Near the end of 1995, the stock market cheered as the Federal Reserve lowered short-term interest rates, thereby providing an extra boost to the economy during 1996.

Although 1995 was an impressive year for equities, the stock market became highly rotational as investors shifted rapidly from one sector to another during the year. This meant that if an investor did not keep rotating from sector to sector with perfect timing, his or her performance would have lagged the overall market.

The bond market also enjoyed a solid performance in 1995 following one of the worst years ever in 1994. Yields declined dramatically at every point on the yield curve resulting in double digit returns for most bond funds. Aggressive buying by bond investors in 1995 was fueled by prospects for a reduction in the federal deficit, signs of economic weakness, moderate inflation, and the likelihood of more easing by the Federal Reserve.

Now in the fifth year of an economic expansion, economists are projecting this trend will continue into 1996. The Federal Reserve has been successful at keeping inflationary pressures in check during this prolonged expansion. Interest rates could decline during 1996, but the move will be much smaller than in 1995. Corporate profits should continue to expand, but the rate of earnings growth is expected to decline.

After experiencing such a phenomenal year in 1995, equity investors have become complacent with above average returns. However, it is not likely that 1996 will be a repeat of 1995's banner year. Achieving double digit bond performance may also be difficult given today's much lower level of interest rates. Yet bonds could still perform well if this low inflation, low growth, low interest rate scenario persists throughout 1996.

James W. Murphy
Chairman of the Board of Directors and President

Indianapolis, Indiana
January 19, 1996
(This page is intentionally blank.)

Report of Independent Accountants




The Contract Owners and
Board of Directors
American United Life Insurance Company


We have audited the accompanying statement of net assets of AUL American Unit Trust as of December 31, 1995, and the related statement of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUL American Unit Trust as of December 31, 1995, and the results of its operations and changes in net assets for each of the two years then ended, in conformity with generally accepted accounting principles.





Indianapolis, Indiana
January 27, 1996

AUL American Unit Trust
statement of net assets
December 31, 1995

    Series Fund     Fidelity

 EquityMoney Market      Bond  Managed   High Income          Growth




Assets:
Investment at market
value $16,792,178   $ 2,457,387  $5,780,313 $ 15,384,723 $6,063,352
   $ 22,533,118
Receivable for units
sold, net


Liabilities:
Payable for units
redeemed, net   79,436

Net Assets $ 16,712,742  $2,457,387  $5,780,313 $ 15,384,723   $ 6,063,352
           $   22,533,118



Units outstanding 9,332,222  2,066,493   3,613,483   9,242,020    4,719,928
               14,966,606



Net Asset Value per unit  $ 1.79  $ 1.19  $ 1.60   $1.66   $ 1.28
           $   1.51

    The accompanying notes are an integral part of the
                      financial statements.

                       AUL American Unit Trust
                    statement of net assets (continued)
                              December 31, 1995
     Fidelity    TCI

 Overseas    Asset Manager     Index 500 Equity-Income   Contrafund
          Growth




Assets:
Investment at market
value$7,901,597   $27,724,302  $5,717,034  $932,218   $ 875,740
  $ 969,741
Receivable for units
sold, net


Liabilities:
Payable for units
redeemed, net

Net Assets  $7,901,597 $ 27,724,302  $5,717,034   $932,218  $875,740
          $  969,741



Units outstanding 6,385,519 22,931,563  3,976,682   762,132  691,978
          747,779



Net Asset Value per unit $1.24  $1.21  $1.44  $1.22   $1.27     $1.30

             The accompanying notes are an integral part of the
                            financial statements.

                       AUL American Unit Trust
                    statement of net assets (continued)
                            December 31, 1995

   Alger     Calvert   T. Rowe Price

            American       Capital
            Growth       Accumulation Equity Income



Assets:
Investment at market
value        $      1,217,172      $         89,922      $       478,071
Receivable for units
sold, net              78,201

Liabilities:
Payable for units
redeemed, net

Net Assets     $    1,295,373 $       89,922 $      478,071



Units outstanding          1,028,839   71,033        388,732



Net Asset Value per unit     $          1.26 $         1.27 $       1.23

             The accompanying notes are an integral part of the
                            financial statements.
                          AUL American Unit Trust
             statement of operations and changes in net assets for the two years ended December 31, 1995 and 1994
     Series Fund

                      Equity       Money Market       Bond


                    1995   1994     1995  1994    1995   1994



Operations:
Dividend income $ 484,382 $ 631,246 $  90,815   $  32,715  $ 295,780
         $  189,470
Mortality & expense
charges   180,862   113,710    21,626    11,097        56,947
             37,625

Net Investment Income
(Expense) 303,520   517,536 69,189        21,618          238,833
                  151,845



Gain (Loss) on Investments:
Net realized gain (loss)      340,866        193,546                (41,640)
            (36,336)
Net unrealized gain (loss)  1,723,846      (600,001)                 478,688
             (246,365)

Net Gain (Loss)      2,064,712      (406,455)                        437,048
             (282,701)



Increase (Decrease) 2,368,232   111,081   69,189    21,618          675,881
                 (130,856)



Contract Owner Transactions:
Proceeds from units sold 5,109,255   5,402,074  6,141,734  2,529,829
     2,165,809                2,230,383
Cost of units redeemed   2,106,682) (1,127,603) (4,993,063) (1,774,447)
     (693,221)                (643,942)

Increase 3,002,573     4,274,471  1,148,671    755,382          1,472,588
                     1,586,441


Net increase        5,370,805      4,385,552      1,217,860      777,000
       2,148,469                1,455,585
Net Assets, beginning  11,341,937     6,956,385 1,239,527     462,527
      3,631,844                2,176,259

Net Assets, ending $16,712,742 $ 11,341,937 $ 2,457,387    $1,239,527
$    5,780,313      $ 3,631,844


Units sold 3,111,938  3,569,318   5,234,868   2,239,882  1,429,982
             1,595,083
Units redeemed  (1,250,871)  (743,137) (4,252,203)  (1,569,571)
        (457,399)                (461,194)


Net increase 1,861,067  2,826,181     982,665   670,311     972,583
          1,133,889
Units outstanding, beginning   7,471,155 4,644,974  1,083,828
            413,517        2,640,900                1,507,011

Units outstanding, ending 9,332,222    7,471,155  2,066,493    1,083,828
   3,613,483      2,640,900

             The accompanying notes are an integral part of the
                            financial statements.

                        AUL American Unit Trust
       statement of operations and changes in net assets (continued) for the two years ended December 31, 1995 and 1994

   Series Fund     Fidelity

                       Managed      High Income      Growth


                    1995   1994     1995  1994    1995   1994



Operations:
Dividend income$761,412 $616,959 $245,640   $108,344  $61,007
          $  196,573
Mortality & expense
charges 168,071   122,919      57,956             27,209          210,009
                  81,522

Net Investment Income
(Expense)  593,341  494,040      187,684  81,135       (149,002)
                    115,051



Gain (Loss) on Investments:
Net realized gain (loss) 87,452    71,648     (33,043)    (29,008)
  1,311,129                (127,135)
Net unrealized gain (loss)  1,471,188      (778,483)   608,211  (131,039)
      3,092,171                103,896

Net Gain (Loss) 1,558,640    (706,835)   575,168   (160,047)  4,403,300
                (23,239)



Increase (Decrease)2,151,981    (212,795)    762,852    (78,912)
       4,254,298                     91,812



Contract Owner Transactions:
Proceeds from units sold    3,348,132      5,995,772  2,876,963   2,959,579
     13,359,280               9,114,490
Cost of units redeemed     (1,642,119)    (1,040,691) (826,487)   (293,513)
      (5,494,211)              (1,127,343)

Increase  1,706,013  4,955,081  2,050,476   2,666,066     7,865,069
                 7,987,147


Net increase        3,857,994      4,742,286      2,813,328    2,587,154
        12,119,367               8,078,959
Net Assets, beginning 11,526,729   6,784,443      3,250,024      662,870
       10,413,751               2,334,792

Net Assets, ending$15,384,723 $11,526,729 $ 6,063,352    $3,250,024
  $22,533,118           $10,413,751



Units sold  2,173,072 4,190,534 2,385,562  2,680,955   9,441,745   8,232,596
Units redeemed(1,078,007)(734,865)(679,096) (265,544) (3,722,429)(1,036,818)


Net increase1,095,065 3,455,669 1,706,466  2,415,411  5,719,316  7,195,778
Units outstanding, beginning 8,146,955 4,691,286 3,013,462 598,051 9,247,290
               2,051,512

Units outstanding, ending 9,242,020 8,146,955 4,719,928 3,013,462  4,966,606
               9,247,290

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
statement of operations and changes in net assets (continued)
      for the two years ended December 31, 1995 and 1994
       Fidelity

                      Overseas     Asset Manager    Index 500


                    1995   1994     1995  1994    1995   1994



Operations:
Dividend income  $42,737 $8,118 $447,091   $449,113  $42,513   $  1,510
Mortality & expense
charges 81,781  43,127    302,886   192,036  45,078   16,881

Net Investment Income
(Expense)  (39,044) (35,009)   144,205   257,077 (2,565)           (15,371)



Gain (Loss) on Investments:
Net realized gain (loss) 45,929  67,540   (258,733)    (99,460)    229,280
             (3,479)
Net unrealized gain (loss) 552,120 (154,567) 3,680,015  (1,334,665)  813,537
             16,406

Net Gain (Loss)598,049  (87,027)  3,421,282   (1,434,125)      1,042,817
              12,927



Increase (Decrease)  559,005  (122,036)  3,565,487 (1,177,048)   1,040,252
                   (2,444)



Contract Owner Transactions:
Proceeds from units sold 5,043,833  4,791,590 8,354,917 17,106,981 3,753,742
               1,619,615
Cost of units redeemed (3,125,876) (235,643)(4,648,335)(2,095,783)(1,163,778)
              (72,191)

Increase 1,917,957 4,555,947  3,706,582  15,011,198  2,589,964
                     1,547,424


Net increase 2,476,962 4,433,911 7,272,069  13,834,150 3,630,216
             1,544,980
Net Assets, beginning  5,424,635  990,724  20,452,233 6,618,083 2,086,818
             541,838

Net Assets, ending$7,901,597 $5,424,635 $27,724,302 $20,452,233   $5,717,034
           $   2,086,818



Units sold 4,294,825 4,077,597 7,530,175 15,624,376 2,896,935
              1,528,425
Units redeemed (2,657,590) (201,561) (4,138,988) (1,943,607) (887,069)
             (68,805)


Net increase 1,637,235  3,876,036 3,391,187 13,680,769  2,009,866
            1,459,620
Units outstanding, beginning4,748,284 872,248 19,540,376 5,859,607
       1,966,816  507,196

Units outstanding, ending 6,385,519 4,748,284  22,931,563 19,540,376
       3,976,682                1,966,816
The accompanying notes are an integral part of the
financial statements.
AUL American Unit Trust
statement of operations and changes IN net assets (continued)
for the two years ended December 31, 1995 and 1994
    Fidelity                  TCI     Alger        Calvert

                                      American      Capital
 Equity-Income   Contrafund   Growth  Growth      Accumulation


  1995(1)       1995(1)          1995 1994(2)  1995(1)         1995(1)



Operations:
Dividend income $4,945 $9,771 $294   $      $1           $ 4,737
Mortality & expense
charges         1,815  1,740   6,369    837  2,385            168

Net Investment Income
(Expense)       3,130  8,031  (6,075)    (837)   (2,384)      4,569


Gain (Loss) on Investments:
Net realized gain (loss)  6,939  330  30,332  (487) (2,334)    311
Net unrealized gain (loss) 31,816   2,967 83,561 2,366  (7,041)   (3,357)

Net Gain (Loss) 38,755   3,297  113,893  1,879   (9,375)    (3,046)


Increase (Decrease)41,885  11,328 107,818 1,042  (11,759)  1,523


Contract Owner Transactions:
Proceeds from units sold 895,659 902,616 712,144  254,203 1,405,304  101,227
Cost of units redeemed(5,326)(38,204)(104,945)(521)(98,172)(12,828)

Increase  890,333 864,412 607,199 253,682 1,307,132  88,399


Net increase 932,218 875,740 715,017 254,724 1,295,373  89,922
Net Assets, beginning        254,724

Net Assets, ending$932,218 $875,740 $969,741 $254,724  $1,295,373 $ 89,922


Units sold 766,531 722,789 573,128 254,843 1,105,533 80,855
Units redeemed(4,399) (30,811) (79,665) (527) (76,694) (9,822)


Net increase 762,132 691,978 493,463 254,316  1,028,839 71,033
Units outstanding, beginning 254,316

Units outstanding, ending762,132 691,978 747,779 254,316 1,028,839 71,033

(1) for the period from March 31, 1995 through December 31, 1995
(2) for the period from March 31, 1994 through December 31, 1994
The accompanying notes are an integral part of the financial statements.
AUL American Unit Trust
statement of operations and changes in net assets (continued) for the two years ended December 31, 1995 and 1994

                 T. Rowe Price


                 Equity Income


                    1995(1)



Operations:
Dividend income      $         4,044
Mortality & expense
charges                   915

Net Investment Income
(Expense)               3,129


Gain (Loss) on Investments:
Net realized gain (loss)    7,310
Net unrealized gain (loss)     13,332

Net Gain (Loss)         20,642


Increase (Decrease)           23,771


Contract Owner Transactions:
Proceeds from units sold      465,993
Cost of units redeemed       (11,693)

Increase              454,300


Net increase          478,071
Net Assets, beginning

Net Assets, ending    $      478,071


Units sold            399,244
Units redeemed       (10,512)


Net increase          388,732
Units outstanding, beginning

Units outstanding, ending     388,732
(1) for the period from March 31, 1995 through December 31, 1995
The accompanying notes are an integral part of the financial statements.
(This page is intentionally blank.)
notes to financial statements
1.            Summary of Significant Accounting Policies
   The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series
Fund), Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II(Fidelity), Twentieth Century (TCI), Alger
American Fund (Alger), Calvert Group  (Calvert), and T. Rowe Price.
Security Valuation Transactions and Related Investment Income
The market value of investments is based on the closing bid prices at December 29,1995. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31,1995 and 1994, were $1,138,607 and $646,962, respectively.
Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.
Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred.
Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.
AUL deducts an annual administrative charge from each participant's account which may not exceed to the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in effect on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. The charges incurred during the years ended December 31, 1995 and 1994, were $147,379 and $94,292, respectively.
AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. The amount of the charge depends upon the number of account years the participant's account has been in existence, as follows:
             Account Year        Withdrawal Charge

 1 - 5                8%
 6 - 10               4%
11 or more            0%

The aggregrate withdrawal charges will not exceed 9% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 1995 and 1994, were $96,562 and $40,115, respectively.

notes to financial statements (continued)
3.Net Asset Value per Unit
   The change in the Net Asset Value per unit for the year ended December 31, 1995, or from commencement of operations, March 31, 1995, through December 31, 1995, is:

                     12/31/95       12/31/94      Change


 Series Fund:
  Equity     $        1.790413     $     1.517747             18.0%
  Money Market       1.188967          1.143602              4.0%
  Bond              1.599503           1.375142             16.3%
  Managed           1.664334           1.414657             17.6%

 Fidelity:
  High Income          1.284533          1.078494             19.1%
  Growth            1.505375           1.126078             33.7%
  Overseas          1.237371           1.142408              8.3%
  Asset Manager      1.208903          1.046650             15.5%
  Index 500          1.437483          1.060991             35.5%

 TCI:
  Growth              1.296724           1.001591             29.5%


                     12/31/95      3/31/95   Change


 Fidelity:
Equity-Income   $   1.223147          $1.000000             22.3%
Contrafund          1.265540           1.000000             26.6%

  Alger:
American Growth     1.259033          1.000000             25.9%

 Calvert:
Capital Accumulation        1.265873    1.000000            26.6%

 T. Rowe Price:
Equity Income        1.229793          1.000000             23.0%
notes to financial statements (continued)
  4.         Cost of Investments
   Series Fund:
   Equity         $15,200,881
   Money Market     2,457,387
   Bond             5,575,611
   Managed         14,493,727

   Fidelity:
   High Income    5,567,215
   Growth        19,297,874
   Overseas       7,458,364
   Asset Manager 25,129,765
   Index 500      4,893,458
   Equity-Income    900,403
   Contrafund       872,773
   TCI:
   Growth   $       883,813

   Alger:
   American Growth 1,224,213

   Calvert:
   Capital Accumulation  93,279

   T. Rowe Price:
   Equity Income      464,739
5.
             Net Assets
         Series Fund             Fidelity

         Equity Money Market      Bond  Managed   High Income          Growth

Proceeds from units sold$18,021,034 $9,644,916 $6,702,598   $16,243,484
  $    6,535,081            $   24,819,847
Cost of units redeemed(4,666,271)  (7,284,306) (1,602,290) (3,394,067)
        (1,174,912)              (6,675,523)
Net investment income
(expense) 1,160,414  96,777   538,578  1,437,325
    267,121             (38,587)
Net realized gain (loss)  606,268             (63,275)  206,985 (60,075)
         1,192,137
Unrealized gain (loss) 1,591,297               204,702  890,996  496,137
            3,235,244

 $16,712,742  $2,457,387  $5,780,313   $15,384,723  $6,063,35  $ 22,533,118


                                  Fidelity                 TCI

 Overseas Asset Manager Index 500 Equity-Income Contra         Growth

Proceeds from units sold $10,843,982 $32,147,586 $5,908,266   $ 895,659
  $    902,616         $   966,347
Cost of units redeemed   (3,437,241) (7,073,321) (1,236,983)   (5,325)
      (38,204)            (105,466)
Net investment income
(expense)     (76,954)     388,639   (4,124)     3,130   8,031    (6,913)
Net realized gain (loss) 128,577 (333,139)  226,299 6,939   330    29,845
Unrealized gain (loss)  443,233 2,594,537  823,576  31,815  2,967  85,928

$7,901,597  $27,724,302  $5,717,034   $932,218  $875,740   $969,741


                     Alger         Calvert     T. Rowe Price

               American       Capital
               Growth         Accumulation      Equity Income

Proceeds from units sold $1,405,304  $101,227   $465,992
Cost of units redeemed   (98,172) (12,828)       (11,693)
Net investment income
(expense)             (2,384)           4,569          3,130
Net realized gain (loss)      (2,334)           311    7,310
Unrealized gain (loss)       (7,041)  (3,357)         13,332

           $1,295,373       $89,922      $478,071

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American United Life Insurance Company
P.O. Box 368
Indianapolis, Indiana 46206-0368

SA-13118K